Cover	12 Months Ended
Oct. 31, 2024
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	TOLL BROTHERS, INC
Entity Central Index Key	0000794170